UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 12.7%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$990	$941,342
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	770,728
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,250	1,375,737
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	930	917,129

		$4,004,936

Education — 7.2%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$309,136
Ohio State University, 5.00%, 12/1/30	1,270	1,448,028
Wright State University, 5.00%, 5/1/31	500	523,740

		$2,280,904

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$538,375

		$538,375

Escrowed/Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$65,893

		$65,893

General Obligations — 13.9%
Beavercreek City School District, 5.00%, 12/1/30	$900	$973,656
Cuyahoga County, 4.00%, 12/1/37	500	478,905
Franklin County, 5.00%, 12/1/27	500	552,005
Marysville Exempted Village School District, 4.00%, 12/1/26	1,000	1,004,070
Mason City School District, 4.00%, 12/1/31	335	331,543
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	524,185
South-Western City School District, 4.50%, 12/1/31	500	523,955

		$4,388,319

Hospital — 10.6%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$550	$561,368
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	517,515
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	510,380
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	767,148
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	519,650
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	487,674

		$3,363,735

Insured-Education — 19.0%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,083,860
Kent State University, (AGC), 5.00%, 5/1/29	360	382,230
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	1,935,860
Ohio University, (AGM), 5.00%, 12/1/33	500	519,550
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,037,200
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,049,120

		$6,007,820

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 20.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$758,359
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,405,965
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	261,200
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	1,005,247
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,726,050
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	297,430

		$6,454,251

Insured-Escrowed/Prerefunded — 8.7%
Cincinnati Technical and Community College, (AMBAC), Prerefunded to 10/1/13, 5.00%, 10/1/28	$500	$506,070
Cleveland Municipal School District, (AGM), Prerefunded to 6/1/14, 5.00%, 12/1/27	1,000	1,043,710
Ohio University, (AGM), Prerefunded to 12/1/13, 5.25%, 12/1/23	1,170	1,194,757

		$2,744,537

Insured-General Obligations — 28.3%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	$500	$582,340
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,071,720
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,475,474
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27(1)	2,400	1,396,368
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	779,835
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	533,945
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,072,130
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,033,020

		$8,944,832

Insured-Hospital — 7.7%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$425	$426,228
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,506,960
Lorain County, (Catholic Healthcare Partners), (AGM), 18.393%, 2/1/29(2)(3)(4)	440	514,202

		$2,447,390

Insured-Special Tax Revenue — 9.9%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$802,876
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,237,372
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	560	80,321

		$3,120,569

Insured-Transportation — 3.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$499,565
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)(6)	500	462,790

		$962,355

Other Revenue — 1.2%
Summit County Port Authority, 5.00%, 12/1/31	$350	$369,365

		$369,365

Senior Living/Life Care — 2.5%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$373,429
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	196,445
Warren County Health Care Facilities, (Otterbein Homes), 5.75%, 7/1/33(7)	220	227,009

		$796,883

Transportation — 3.4%
Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,059,480

		$1,059,480

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.6%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$802,170
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(5)(6)	1,000	963,460

		$1,765,630

Total Tax-Exempt Investments — 156.0% (identified cost $46,839,520)		$49,315,274

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.8)%		$(17,000,550)

Other Assets, Less Liabilities — (2.2)%		$(698,968)

Net Assets Applicable to Common Shares — 100.0%		$31,615,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 62.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $514,202 or 1.6% of the Fund’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2013.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $376,250.

(7)	When-issued security.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	13 U.S. Long Treasury Bond	Short	$(1,828,304)	$(1,765,968)	$62,336

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $62,336.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,588,459

Gross unrealized appreciation	$3,277,282
Gross unrealized depreciation	(600,467)

Net unrealized appreciation	$2,676,815

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$49,315,274	$—	$49,315,274
Total Investments	$—	$49,315,274	$—	$49,315,274
Futures Contracts	$62,336	$–	$—	$62,336
Total	$62,336	$49,315,274	$—	$49,377,610

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013